Note 15 - Commitments and Contingencies, Litigation (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims
Labor claims	$ 164	$ 119
Tax claims	332	361
Civil claims	152	214
Commercials claims and other contingencies	25	66
Long-term contingencies	$ 673	$ 760